Document and Entity Information	12 Months Ended
Oct. 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	May 31, 2012
Registrant Name	Columbia Funds Series Trust II
Central Index Key	0001352280
Amendment Flag	false
Document Creation Date	Oct. 02, 2013
Document Effective Date	Oct. 02, 2013
Prospectus Date	Oct. 01, 2013